Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited	12 Months Ended
Aug. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

BALANCE SHEET

(Amounts in thousands)

	As of August 31,	As of August 31,
	2021	2022
	RMB	RMB	USD
			Note 2(h)
ASSETS
Current assets
Cash and cash equivalents	132,203	88,047	12,781
Restricted cash, net	646,040	-	-
Amounts due from subsidiaries and VIEs	2,640,221	2,017,029	292,790
Amounts due from related parties, net	6	7	1
Other receivables, deposits and other assets, net	7,104	9,846	1,429
Total current assets	3,425,574	2,114,929	307,001
Investment in subsidiaries and VIEs	1,034,925	544,953	79,105
Other non-current assets, net	56,277	-	-
Total non-current assets	1,091,202	544,953	79,105
TOTAL ASSETS	4,516,776	2,659,882	386,106
LIABILITIES AND EQUITY
Current liabilities
Accounts payable	8	-	-
Bond payable	1,836,362	-	-
Accrued expenses and other current liabilities	13,340	2,105	305
Amounts due to subsidiaries and VIEs	120,239	987,875	143,399
Total current liabilities	1,969,949	989,980	143,704
Non-current liabilities
Other non-current liabilities	-	-	-
Bond payable	-	-	-
Total non-current liabilities	-	-	-
TOTAL LIABILITIES	1,969,949	989,980	143,704
EQUITY
Share capital (US$0.00001 par value; 118,928,526 shares issued and outstanding as of August 31, 2021, 118,669,795 shares issued and outstanding as of August 31, 2022)	8	8	1
Additional paid-in capital	1,727,020	1,693,358	245,806
Accumulated other comprehensive income	168,324	34,401	4,994
Retained earnings	651,475	(57,865)	(8,399)
TOTAL EQUITY	2,546,827	1,669,902	242,402
TOTAL LIABILITIES AND EQUITY	4,516,776	2,659,882	386,106

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

FOR THE YEARS ENDED AUGUST 31, 2022

(Amounts in thousands)

	2020	2021	2022
	RMB	RMB	RMB	USD
				Note 2(i)
Other operating income	2,147	3,276	2,677	389
Selling, general and administrative expenses	2,805	(10,768)	(10,355)	(1,503)
Other expenses	(26)	-	(263)	(38)
Interest income/(expense), net	8,792	(56,635)	(236,592)	(34,344)
Investment income	1,617	3,936	1,564	227
Equity in earnings(loss) of subsidiaries and VIEs	145,670	7,386	(466,371)	(67,698)
Net income/ (loss)	161,005	(52,805)	(709,340)	(102,967)
Other comprehensive income/(loss)	106,416	(17,047)	(133,923)	(19,440)
Comprehensive income/(loss)	267,421	(69,852)	(843,263)	(122,407)

SCHEDULE 1-CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	2020	2021	2022
	RMB	RMB	RMB	USD
				Note 2(i)
Cash flows from operating activities
Net income/(loss) for the year	161,005	(52,805)	(709,340)	(102,967)
Share-based compensation	(10,631)	1,865	(816)	(118)
Investment income	(211)	—	—	—
Finance costs	12,288	20,304	11,978	1,739
Equity in earnings of subsidiaries and VIEs	(145,670)	(7,386)	466,371	67,698
Other receivables, deposits and other assets	(3,050)	(734)	(904)	(131)
Accrued expenses and other current liabilities	(3,572)	(6,463)	(4,648)	(675)
Amounts due to subsidiaries and VIEs	100,209	—	—	—
Other non-current assets and liabilities	(1,789)	(1,085)	—	—
Amounts due from subsidiaries and VIEs	(254,001)	—	—	—
Net cash used in operating activities	(145,422)	(46,304)	(237,359)	(34,454)

Cash flows from investing activities
Proceed from redemption of investments upon maturity	213,860	13,017	—	—
Proceeds from loan receivable	—	—	55,432	8,046
Amounts due from subsidiaries and VIEs	—	(180,391)	577,976	83,899
Net cash provided by(used in) investing activities	213,860	(167,374)	633,408	91,945

Cash flows from financing activities
Dividend to shareholders	(184,238)	(92,554)	—	—
Repurchase of ordinary shares	(56,058)	(24,628)	(9,245)	(1,342)
Repurchase of bonds	(10,659)	(80,174)	(394,756)	(57,302)
Redemption of bonds	—	—	(1,513,460)	(219,693)
Amounts due to subsidiaries and VIEs	—	17,076	(72,439)	(10,515)
Proceeds from promissory note	—	—	877,487	127,375
Net cash provided used in financing activities	(250,955)	(180,280)	(1,112,413)	(161,477)
Net change in cash and cash equivalents and restricted cash	(182,517)	(393,958)	(716,364)	(103,986)
Cash and cash equivalents and restricted cash at beginning of the year	1,496,959	1,247,633	778,243	112,969
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(66,809)	(75,432)	26,168	3,798
Cash and cash equivalents and restricted cash at end of the year	1,247,633	778,243	88,047	12,781

Note to Schedule 1

(In thousands)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of August 31, 2022, RMB 1,602,502 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company have been presented for the years ended August 31, 2020, 2021 and 2022.

1.	Basis of preparation

The condensed financial statements of the Company has been prepared using the same accounting policies as set out in its financial statements, except that the Company has used the equity method to account for its subsidiaries and its variable interest entities. Accordingly, the condensed financial information presented herein represents the financial information of the Company.

Detailed footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, the condensed financial statements of the Company should be read in conjunction with the notes to the accompanying financial statements of the Group.

2.	Convenience translation

Translations of balances in condensed financial information of parent company balance sheets, statements of operations statements of comprehensive income and statements of cash flows from RMB into US dollars as of and for the year ended August 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8890, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on August 31, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollar at that rate on August 31, 2022, or at any other rate.